Warrants (Details) - CNY (¥)	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Warrants (Details) [Line Items]
Value of private warrants (in Yuan Renminbi)	¥ 2,185,122	¥ 8,792,389
Change in fair value (in Yuan Renminbi)	¥ 6,900,000	¥ 21,358
Public Warrants [Member]
Warrants (Details) [Line Items]
Warrant shares	10,750,000
Private warrants shares		10,750,000
Private Warrants [Member]
Warrants (Details) [Line Items]
Warrant shares	6,000,000
Value of private warrants (in Yuan Renminbi)	¥ 2,185,122	¥ 8,792,389
Private warrants shares		6,000,000
Business Combination [Member] | Public Warrants [Member]
Warrants (Details) [Line Items]
Private warrants shares		10,000,000
Business Combination [Member] | Private Warrants [Member]
Warrants (Details) [Line Items]
Value of private warrants (in Yuan Renminbi)		¥ 8,700,000
Private warrants shares		6,000,000
YS Group [Member] | Public Warrants [Member]
Warrants (Details) [Line Items]
Warrant shares	10,000,000
YS Group [Member] | Private Warrants [Member]
Warrants (Details) [Line Items]
Warrant shares	6,000,000